Directors' and key management remuneration - Key management (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Directors' and key management remuneration
Short-term benefits	£ 22,175	£ 17,303
Post-employment benefits	732	820
Share-based payments	2,547	2,491
Total remuneration	£ 25,454	£ 20,614